CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Operating revenues
Contract revenues		$ 253		$ 508
Revenues		321		623
Operating expenses
Depreciation		(104)		(212)
Amortization of intangibles		(38)		(73)
General and administrative expenses		(30)		(61)
Total operating expenses		(397)		(796)
Other operating items
Impairment of long-lived assets		0		0
Other operating income	[1]	3		29
Total other operating items		3		29
Operating loss		(73)		(144)
Financial items and other income
Interest income	[1]	19		39
Interest expenses	[1]	(122)		(254)
Share in results from associated companies		(23)		(65)
Loss on derivative financial instruments		(6)		(33)
Net loss on debt extinguishment		(22)		(22)
Foreign exchange gain/(loss)		4		2
(Loss)/gain on marketable securities		(14)		(35)
Other financial items	[1]	1		(2)
Reorganization items		0		0
Total financial items and other non-operating items		(163)		(370)
Loss before income taxes		(236)		(514)
Income tax benefit / (expense)		30	$ (4)	12	$ (36)
Net loss		(206)		(502)
Net loss attributable to shareholder		(203)		(498)
Net loss attributable to non-controlling interest		(2)		(2)
Net (loss)/income attributable to redeemable non-controlling interest		$ (1)		$ (2)
Basic loss per share (in dollars per share)		$ (2.03)		$ (4.98)
Diluted loss per share (in dollars per share)		$ (2.03)		$ (4.98)
Reimbursable revenues/ expenses
Operating revenues
Revenues	[1]	$ 44		$ 70
Operating expenses
Expenses		(43)		(69)
Other revenues
Operating revenues
Revenues	[1]	24		45
Vessel and rig operating expenses
Operating expenses
Expenses	[1]	$ (182)		$ (381)
Predecessor
Operating revenues
Contract revenues			311		619
Revenues			348		712
Operating expenses
Depreciation			(195)		(391)
Amortization of intangibles			0		0
General and administrative expenses			(49)		(100)
Total operating expenses			(476)		(918)
Other operating items
Impairment of long-lived assets			(414)		(414)
Other operating income	[1]		3		7
Total other operating items			(411)		(407)
Operating loss			(539)		(613)
Financial items and other income
Interest income	[1]		9		19
Interest expenses	[1]		(19)		(38)
Share in results from associated companies			141		149
Loss on derivative financial instruments			(1)		(4)
Net loss on debt extinguishment			0		0
Foreign exchange gain/(loss)			(8)		0
(Loss)/gain on marketable securities			25		(3)
Other financial items	[1]		(1)		0
Reorganization items			(35)		(109)
Total financial items and other non-operating items			111		14
Loss before income taxes			(428)		(599)
Income tax benefit / (expense)			(4)		(36)
Net loss			(432)		(635)
Net loss attributable to shareholder			(296)		(477)
Net loss attributable to non-controlling interest			(138)		(160)
Net (loss)/income attributable to redeemable non-controlling interest			$ 2		$ 2
Basic loss per share (in dollars per share)			$ (0.59)		$ (0.95)
Diluted loss per share (in dollars per share)			$ (0.59)		$ (0.95)
Predecessor | Reimbursable revenues/ expenses
Operating revenues
Revenues	[1]		$ 9		$ 21
Operating expenses
Expenses			(8)		(20)
Predecessor | Other revenues
Operating revenues
Revenues	[1]		28		72
Predecessor | Vessel and rig operating expenses
Operating expenses
Expenses	[1]		$ (224)		$ (407)

[1]	Includes transactions with related parties. Refer to Note 24 – Related party transactions.